SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of useful lives of property and equipment

Property	20 years
Office equipment	5 years
Electronic equipment	3 years
Vehicle	4 years
Leasehold improvement	Shorter of useful life or lease term

Summary of disaggregation of revenue

	For the Years Ended
	December 31,
	2025	2024	2023
Nature of Revenue:
Rebates and incentives offered by publishers	$488,692	$402,462	$887,038
Net fees from advertisers	80,301	221,625	34,796
Total	$568,993	$624,087	$921,834

Category of Revenue:
SEM services	$43,619	$21,536	$559,307
Non-SEM services	525,374	602,551	362,527
Total	$568,993	$624,087	$921,834

Summary of currency exchange rates

	December 31,	December 31,
	2025	2024
Year-end spot rate	6.9931	7.2993

	For the Years Ended
	December 31,
	2025	2024	2023
Average rate	7.1875	7.1957	7.0809